Derivative Instruments Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Entity	Currency purchased forward	Currency sold forward	Maturity dates
Molycorp Minerals, LLC	€0.5	USD 0.6	January 2012
Molycorp Minerals, LLC	€1.4	USD 1.9	February 2012
Molycorp Minerals, LLC	€0.5	USD 0.6	March 2012